Segment Information - Schedule of Integrated Cross-Border Logistics Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Geographic Concentration Risk [Member] | CODM [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	100.00%
Geographic Concentration Risk [Member] | CODM [Member] | Australia [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	90.30%
Geographic Concentration Risk [Member] | CODM [Member] | New Zealand [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	9.70%
CODM [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	$ 21,727,736	$ 15,116,783	$ 16,872,539
CODM [Member] | Australia [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	19,629,287	13,151,359	14,985,267
CODM [Member] | New Zealand [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	$ 2,098,449	$ 1,965,424	$ 1,887,272
CODM [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage		100.00%	100.00%
CODM [Member] | Geographic Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage		87.00%	88.80%
CODM [Member] | Geographic Concentration Risk [Member] | New Zealand [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage		13.00%	11.20%